Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock subject to possible redemption, shares		4,522,582	10,159,069
Temporary equity, par value	$ 11.30	$ 11.08	$ 10.23
Preferred stock, par value	$ 0.000001	$ 0.000001	$ 0.000001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	2,990,897	2,990,897	2,990,897
Common stock, shares outstanding	2,990,897	2,990,897	2,990,897
Common stock subject to possible redemption, shares	1,717,663	4,522,582